GOODWILL AND INTANGIBLE ASSETS, NET - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
GOODWILL AND INTANGIBLE ASSETS, NET
Beginning balance	$ 101,672	$ 91,782
Acquisition	13,105	9,788
Foreign currency translation adjustment	973	102
Ending balance	$ 115,750	$ 101,672